Research and Development Expenses	12 Months Ended
Dec. 31, 2025
Research and Development Expenses [Abstract]
Research and Development Expenses

Note 13 — Research and Development Expenses

	Year ended December 31 2025	Year ended December 31 2024
	USD thousands	USD thousands
Salaries and related expenses	4,905	3,227
Share based payments	1,094	577
Software and storage	559	410
Consultants	26	76
Rent and office maintenance	292	345
Other	18	18
	6,894	4,653